Intangible assets - Deferred acquisition costs and other intangible assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 6,525
Shareholder-backed
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	2,505	$ 2,353
Acquired in-force (PVIF) and other intangibles	3,946	4,041
Total of deferred acquisition costs and other intangible assets	6,451	6,394
Shareholder-backed | Distribution rights
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	3,765	3,851
Shareholder-backed | PVIF
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	31	34
Shareholder-backed | Other intangibles
Deferred acquisition costs and other intangible assets
Acquired in-force (PVIF) and other intangibles	150	156
Shareholder-backed | Insurance contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	2,468	2,319
Shareholder-backed | Investment contracts
Deferred acquisition costs and other intangible assets
DAC related to insurance and investment contracts	37	34
With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	74	70
Discontinued US operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets	$ 13,836	13,881
Continuing and discontinued operations
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		20,345
Continuing and discontinued operations | Shareholder-backed
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		20,275	$ 17,409
Continuing and discontinued operations | With-profits business
Deferred acquisition costs and other intangible assets
Total of deferred acquisition costs and other intangible assets		$ 70